Segment Information - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020 Segment Customer	Mar. 31, 2019 Customer	Mar. 31, 2018 Customer
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Number of major customers | Customer	2	2	3
Customer One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	13.00%	12.10%	15.30%
Customer Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	11.50%	11.00%	11.50%
Customer Three [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers			11.40%